Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of financial statements

As of February 12, 2021	As Reported, As Restated	Adjustment	As Restated
Total assets	$348,644,865		$348,644,865
Total liabilities	$36,448,520		$36,448,520
Class A common stock subject to possible redemption	307,196,340	37,803,660	345,000,000
Preferred stock	—	—	—
Class A common stock	378	(378)	—
Class B common stock	863	—	863
Additional paid-in capital	5,809,812	(5,809,812)	—
Retained earnings (accumulated deficit)	(811,048)	(31,993,470)	(32,804,518)
Total stockholders’ equity (deficit)	$5,000,005	$(37,803,660)	$(32,803,655)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$348,644,865	$—	$348,644,865

As of March 31, 2021	As Reported	Adjustment	As Restated
Total assets	$347,742,624		$347,742,624
Total liabilities	$29,769,286		$29,769,286
Class A common stock subject to possible redemption	312,973,330	32,026,670	345,000,000
Preferred stock	—	—	—
Class A common stock	320	(320)	—
Class B common stock	863	—	863
Additional paid-in capital	46,352	(46,352)	—
Retained earnings (accumulated deficit)	4,952,473	(31,979,998)	(27,027,525)
Total stockholders’ equity (deficit)	$5,000,008	$(32,026,670)	$(27,026,662)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$347,742,624	$—	$347,742,624

Form 10-Q: Three Months Ended March 31, 2021
	As Reported	Adjustment	As Restated
Cash Flow used in Operating Activities	$(798,200)	$—	$(798,200)
Cash Flows used in Investing Activities	$(345,000,000)	$—	$(345,000,000)
Cash Flows provided by Financing Activities	$347,842,331	$—	$347,842,331
Supplemental Disclosure of Noncash Financing Activities:
Offering costs included in accrued expenses	$506,550	$—	$506,550
Offering costs paid by related party under promissory note	$89,891	$—	$89,891
Deferred underwriting commissions in connection with the initial public offering	$12,075,000	$—	$12,075,000
Initial value of Class A common stock subject to possible redemption	$307,196,340	$(307,196,340)	$—
Change in value of Class A common stock subject to possible redemption	$499,050	$(499,050)	$—

As of June 30, 2021	As Reported	Adjustment	As Restated
Total assets	$347,606,096		$347,606,096
Total liabilities	$34,910,699		$34,910,699
Class A common stock subject to possible redemption	307,695,390	37,304,610	345,000,000
Preferred stock	—	—	—
Class A common stock	373	(373)	—
Class B common stock	863	—	863
Additional paid-in capital	5,602,376	(5,602,376)	—
Retained earnings (accumulated deficit)	(603,605)	(31,701,861)	(32,305,466)
Total stockholders’ equity (deficit)	$5,000,007	$(37,304,610)	$(32,304,603)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$347,606,096	$—	$347,606,096

Form 10-Q: Six Months Ended June 30, 2021
	As Reported	Adjustment	As Restated
Cash Flow used in Operating Activities	$(730,082)	$—	$(730,082)
Cash Flows used in Investing Activities	$(345,000,000)	$—	$(345,000,000)
Cash Flows provided by Financing Activities	$347,784,164	$—	$347,784,164
Supplemental Disclosure of Noncash Financing Activities:
Offering costs included in accrued expenses	$448,383	$—	$448,383
Offering costs paid by related party under promissory note	$89,891	$—	$89,891
Deferred underwriting commissions in connection with the initial public offering	$12,075,000	$—	$12,075,000
Initial value of Class A common stock subject to possible redemption	$307,196,340	$(307,196,340)	$—
Change in value of Class A common stock subject to possible redemption	$5,776,990	$(5,776,990)	$—

Schedule of impact the reported amounts of weighted average shares outstanding and basic and diluted earnings per common share

	EPS for Class A common stock (redeemable)
	As Reported	Adjustment	As Adjusted
Form 10-Q (March 31, 2021) — three months ended March 31, 2021
Net income	$4,962,873	$—	$4,962,873
Weighted average shares outstanding	30,731,669	3,768,331	34,500,000
Basic and diluted earnings per share	$—	$0.12	$0.12
Form 10-Q (June 30, 2021) — three months ended June 30, 2021
Net loss	$(5,556,078)	$—	$(5,556,078)
Weighted average shares outstanding	31,291,533	3,208,467	34,500,000
Basic and diluted earnings per share	$—	$(0.13)	$(0.13)
Form 10-Q (June 30, 2021) — six months ended June 30, 2021
Net loss	$(593,205)	$—	$(593,205)
Weighted average shares outstanding	31,098,199	3,401,801	34,500,000
Basic and diluted earnings per share	$—	$(0.01)	$(0.01)

	EPS for Class B common stock (non-redeemable)
	As Reported	Adjustment	As Adjusted
Form 10-Q (March 31, 2021) — three months ended March 31, 2021
Net income	$4,962,873	$—	$4,962,873
Weighted average shares outstanding	10,109,776	(2,009,776)	8,100,000
Basic and diluted earnings per share	$0.49	$(0.37)	$0.12
Form 10-Q (June 30, 2021) — three months ended June 30, 2021
Net loss	$(5,556,078)	$—	$(5,556,078)
Weighted average shares outstanding	11,833,467	(3,208,467)	8,625,000
Basic and diluted earnings per share	$(0.47)	$0.34	$(0.13)
Form 10-Q (June 30, 2021) — six months ended June 30, 2021
Net loss	$(593,205)	$—	$(593,205)
Weighted average shares outstanding	10,976,383	(2,612,433)	8,363,950
Basic and diluted earnings per share	$(0.05)	$0.04	$(0.01)

Schedule of basic and diluted net loss per share for each class of common stock

	For the Three Months Ended September 30, 2021		For the Nine Months Ended September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common stock:
Numerator:
Allocation of net loss	$(14,979,628)	$(3,744,907)	$(14,980,500)	$(4,337,240)

Denominator:
Basic and diluted weighted average common stock outstanding	34,500,000	8,625,000	29,192,308	8,451,923

Basic and diluted net loss per common stock	$(0.43)	$(0.43)	$(0.51)	$(0.51)